Consolidated Supplementary Insurance Information	12 Months Ended
Dec. 31, 2015
Supplementary Insurance Information [Abstract]
Consolidated Supplementary Insurance Information
Metropolitan Life Insurance Company
(A Wholly-Owned Subsidiary of MetLife, Inc.)
Schedule III
Consolidated Supplementary Insurance Information
December 31, 2015, 2014 and 2013
(In millions)

Segment	DAC and VOBA	Future Policy Benefits, Other Policy-Related Balances and Policyholder Dividend Obligation	Policyholder Account Balances	Policyholder Dividends Payable	Unearned Premiums (1), (2)	Unearned Revenue (1)
2015
U.S.	$418	$56,090	$63,716	$—	$136	$33
MetLife Holdings	5,000	70,302	29,827	621	171	201
Corporate & Other	625	1,506	877	3	1	321
Total	$6,043	$127,898	$94,420	$624	$308	$555
2014
U.S.	$406	$54,374	$65,343	$—	$176	$41
MetLife Holdings	4,894	70,522	29,665	612	179	204
Corporate & Other	675	1,501	894	3	1	323
Total	$5,975	$126,397	$95,902	$615	$356	$568
2013
U.S.	$382	$50,042	$61,563	$—	$87	$31
MetLife Holdings	5,288	67,789	29,915	598	186	190
Corporate & Other	746	1,574	1,020	3	1	317
Total	$6,416	$119,405	$92,498	$601	$274	$538
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(1)	Amounts are included within the future policy benefits, other policy-related balances and policyholder dividend obligation column.

(2)	Includes premiums received in advance.
See Note 2 of the Notes to the Consolidated Financial Statements for information on the re-segmentation reporting changes during the third quarter of 2016, which were retrospectively applied.
Metropolitan Life Insurance Company
(A Wholly-Owned Subsidiary of MetLife, Inc.)
Schedule III
Consolidated Supplementary Insurance Information — (continued)
December 31, 2015, 2014 and 2013
(In millions)

Segment	Premiums and Universal Life and Investment-Type Product Policy Fees	Net Investment Income	Policyholder Benefits and Claims and Interest Credited to Policyholder Account Balances	Amortization of DAC and VOBA Charged to Other Expenses	Other Operating Expenses (1)
2015
U.S.	$18,281	$5,874	$19,582	$59	$2,658
MetLife Holdings	5,910	5,613	6,962	631	2,678
Corporate & Other	327	90	166	52	1,444
Total	$24,518	$11,577	$26,710	$742	$6,780
2014
U.S.	$17,678	$5,817	$19,002	$54	$2,574
MetLife Holdings	5,825	5,749	6,859	551	2,625
Corporate & Other	347	327	168	90	1,417
Total	$23,850	$11,893	$26,029	$695	$6,616
2013
U.S.	$16,868	$5,697	$18,371	$54	$2,423
MetLife Holdings	5,647	5,521	6,764	232	2,952
Corporate & Other	323	567	150	(25)	1,557
Total	$22,838	$11,785	$25,285	$261	$6,932
______________

(1)	Includes other expenses and policyholder dividends, excluding amortization of DAC and VOBA charged to other expenses.
See Note 2 of the Notes to the Consolidated Financial Statements for information on the re-segmentation reporting changes during the third quarter of 2016, which were retrospectively applied.